Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Changes in warranty liabilities

Standard Warranty Liability

($ in millions)

	2011	2010
Balance at January 1	$375	$316
Current period accruals	435	407
Accrual adjustments to reflect actual experience	18	69
Charges incurred	(420)	(418)
Balance at December 31	$407	$375

Extended Warranty Liability (Deferred Income)

($ in millions)

	2011	2010
Balance at January 1	$670	$665
Revenue deferred for new extended warranty contracts	314	329
Amortization of deferred revenue	(330)	(301)
Other*	(19)	(22)
Balance at December 31	$636	$670
Current portion	$301	$315
Noncurrent portion	335	355
Balance at December 31	$636	$670

* Other consists primarily of foreign currency translation adjustments.